UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Festina Lente Investment Management, LP
           --------------------------------------------------
Address:   900 Third Avenue
           --------------------------------------------------
           Suite 1101
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                           ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------------
Title: Managing Member of Festina Lente Capital Management, LLC the General Partner of Festina Lente Investment Management, LP
           --------------------------------------------------------
Phone:     212-610-2737
           --------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ David P. Berkowitz          New York, New York          2/14/07
   ------------------------   -----------------------------   ----------
         [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                     5
                                                -------------

Form 13F Information Table Value Total:              $136,984
                                                -------------
                                                (in thousands)



List of Other Included Managers:

NONE



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


                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
COPART INC                        Com            217204106  21720    723985  SH        Sole                 Sole
CROSSTEX ENERGY INC               Com            22765Y104  36127   1140000  SH        Sole                 Sole
LAMAR ADVERTISING CO              CL A           512815101  30315    463600  SH        Sole                 Sole
MARTIN MARIETTA MATLS INC         Com            573284106  14537    139900  SH        Sole                 Sole
STATION CASINOS INC               Com            857689103  34285    419800  SH        Sole                 Sole





NOTE:


  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.